Discontinued Operations - Schedule Of Income Statement Of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income		$ 2,001	$ 5,560	$ 7,203	$ 9,193		$ 25,725	$ 38,597
Operating expenses		(25,660)	(52,612)	(74,926)	(106,495)		(115,390)	(142,077)
Operating income (loss)				(67,723)	(97,302)		(89,666)	(103,481)
Net financial gain (loss)		(5,845)	(10,247)	(6,952)	(19,163)		(8,935)	6,731
Net income (loss) from discontinued operations		$ 13,834	$ 8,392	$ 8,392	$ 8,392		$ (15,345)	$ (28,358)
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations		$ 0.33	$ 0.29	$ 0.29	$ 0.28	[1]	$ (0.16)	$ (0.39)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)		$ 0.33		$ 0.29	$ 0.28	[1]	$ (0.16)	$ (0.39)
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income					$ 43	[1]	$ 157	$ 28,475
Operating expenses					(10,944)	[1]	(21,342)	(55,671)
Operating income (loss)					(10,901)	[1]	(21,186)	(27,196)
Net financial gain (loss)					(3,307)	[1]	5,840	(1,162)
Profit from deconsolidation	[1]				22,600
Net income (loss) from discontinued operations					$ 8,392	[1]	$ (15,345)	$ (28,358)

[1]	Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation